Contingent Assets and Liabilities, Provisions and Legal Obligations - Additional Information (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Provisions [Line Items]
Provisions	R$ 21,454,000,000	R$ 18,613,000,000
Amounts related to banking operation	39,032,000,000	36,809,000,000	R$ 34,448,000,000
Deductibility of losses in credit operations	36,029,000,000	33,373,000,000
Receivables balance arising from reimbursements of contingencies	978,000,000	999,000,000
Civil lawsuits [Member]
Disclosure of Provisions [Line Items]
Total estimated risk	4,264,000,000	3,879,000,000
Provisions	0
Labor claims [Member]
Disclosure of Provisions [Line Items]
Total estimated risk	251,000,000	R$ 177,000,000
Tax proceedings [member]
Disclosure of Provisions [Line Items]
Total estimated risk	28,959,000,000
CSLL [Member]
Disclosure of Provisions [Line Items]
Provisions recognized for tax and social securities lawsuits	1,389,000,000
Deposit balance	R$ 1,379,000,000
CSLL [Member] | Bottom of range [member]
Disclosure of Provisions [Line Items]
CSLL rate for financial and insurance companies	9.00%
CSLL [Member] | Top of range [member]
Disclosure of Provisions [Line Items]
CSLL rate for financial and insurance companies	15.00%
INSS [Member]
Disclosure of Provisions [Line Items]
Non-compensatory amounts	R$ 5,009,000,000
INSS [Member] | Social Security Contributions [Member]
Disclosure of Provisions [Line Items]
Deposit balance	671,000,000
Non-compensatory amounts	1,913,000,000
PIS and COFINS [Member]
Disclosure of Provisions [Line Items]
Provisions recognized for tax and social securities lawsuits	640,000,000
Deposit balance	611,000,000
Reversal of revenues from depreciation in excess	2,199,000,000
Irpj Csll Pis And Cofins [Member]
Disclosure of Provisions [Line Items]
Funding expenses	4,115,000,000
IRPJ and CSLL [Member]
Disclosure of Provisions [Line Items]
Goodwill - Deduction	3,307
Deductibility of losses in credit operations	1,164,000,000
Deductibility of losses in credit operations	685,000,000
IRPJ [Member]
Disclosure of Provisions [Line Items]
Goodwill amount guaranteed in purchase agreements	1,762,000,000
ISS [Member]
Disclosure of Provisions [Line Items]
Amounts related to banking operation	R$ 3,239,000,000